Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 1,296		$ 1,493,533
Derivative liabilities, fair Value	2,532		347
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value		$ 870		$ 1,755
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		$ 1,270		$ 1,580
Derivatives held for trading [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value			8,910,878
Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value			8,910,878
At fair value [member] | Put options 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			1,037,832
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	1,296		1,493,533
Derivative liabilities, fair Value	2,532		347
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value	2,532		347
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 1,296		10,916
At fair value [member] | Derivatives held for trading [member] | Put options 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			$ 444,785